1933 Act File No. 002-73024

1940 Act File No. 811-03213

AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 2, 2020

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Post-Effective Amendment No. 241	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No. 245	[X]

(Check appropriate box or boxes)

NATIONWIDE VARIABLE INSURANCE TRUST

(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

ONE NATIONWIDE PLAZA

MAIL CODE 05-02-210

COLUMBUS, OHIO 43215

(ADDRESS OF PRINCIPAL EXECUTIVE OFFICE) (ZIP CODE)

Registrant’s Telephone Number, including Area Code: (614) 435-5787

Send Copies of Communications to:

ALLAN J. OSTER, ESQ. 10 WEST NATIONWIDE BOULEVARD COLUMBUS, OHIO 43215 (NAME AND ADDRESS OF AGENT FOR SERVICE)	PRUFESH R. MODHERA, ESQ. STRADLEY RONON STEVENS & YOUNG, LLP 2000 K STREET, N.W., SUITE 700 WASHINGTON, DC 20006

It is proposed that this filing will become effective: (check appropriate box)

[X]	immediately upon filing pursuant to paragraph (b)

[ ]	on [date] pursuant to paragraph (b)

[ ]	60 days after filing pursuant to paragraph (a)(1)

[ ]	on [date] pursuant to paragraph (a)(1)

[ ]	75 days after filing pursuant to paragraph (a)(2)

[ ]	on [date] pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under rule 485(b) under the Securities Act of 1933, and has duly caused this Post-Effective Amendment Nos. 241/245 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Columbus, and State of Ohio, on this 2nd day of October, 2020.

NATIONWIDE VARIABLE INSURANCE TRUST

By:	/s/Allan J. Oster
Allan J. Oster, Attorney-In-Fact for Registrant

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933, THIS REGISTRATION STATEMENT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS IN THE CAPACITIES INDICATED.

Signature & Title

/s/Michael S. Spangler*
Michael S. Spangler, President, Chief
Executive Officer and Principal Executive Officer

/s/Lee T. Cummings*
Lee T. Cummings, Senior Vice President,
Treasurer and Principal Financial Officer

/s/Charles E. Allen*
Charles E. Allen, Trustee

/s/Paula H.J. Cholmondeley*
Paula H.J. Cholmondeley, Trustee

/s/Phyllis Kay Dryden*
Phyllis Kay Dryden, Trustee

/s/Barbara I. Jacobs*
Barbara I. Jacobs, Trustee

/s/Keith F. Karlawish*
Keith F. Karlawish, Trustee

/s/Carol A. Kosel*
Carol A. Kosel, Trustee

/s/Douglas F. Kridler*
Douglas F. Kridler, Trustee

/s/M. Diane Koken*
M. Diane Koken, Trustee

/s/David C. Wetmore*
David C. Wetmore, Trustee and Chairman

*BY:	/s/Allan J. Oster
Allan J. Oster, Attorney-In-Fact

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase